SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Real Return Fund (the “Fund”)

Effective immediately, Thomas Price, CFA is removed as a portfolio manager to the Fund. All references to Thomas Price, CFA in the Prospectuses and Statement of Additional Information are hereby removed.

Effective immediately, Michael Schueller, CFA is added as a portfolio manager to the Fund.

I. Prospectus

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser[1]	Portfolio Manager, Title/Managed Since[1]
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2014
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016
Michael Bradshaw, CFA, Portfolio Manager / 2014
Christian L. Chan, CFA, Portfolio Manager / 2014
Jay N. Mueller, CFA, Portfolio Manager / 2005
Garth B. Newport, CFA, Portfolio Manager / 2019
Michael Schueller, CFA, Portfolio Manager / 2020

1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

Michael Schueller, CFA Real Return Portfolio

Mr. Schueller joined Wells Capital Management or one of its predecessor firms in 2000,where he currently serves as a Portfolio Manager and Senior Research Analyst specializing in high-yield securities.

II. Statement of Additional Information
In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Michael Schueller, CFA[1]	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$1.97B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$334.42M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1.	Michael Schueller, CFA became a portfolio manager of the Fund on January 15, 2020. The information presented in this table is as of May 31, 2019, at which time Michael Schueller, CFA was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management[1]
Michael Schueller, CFA	Real Return Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.

January 15, 2020	IFAM010/P1003SP